Consolidated shareholders’ equity - Principal Characteristics of Restricted Share Plans (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) shares € / shares	Dec. 31, 2019 EUR (€) shares € / shares	Dec. 31, 2018 EUR (€) shares € / shares
Restricted share plan 2020 | Performance share plan one
Disclosure of classes of share capital [line items]
Service period	3 years
Total number of shares awarded (in shares)	3,340,501
Fair value of plan at the date of grant | €	€ 270
Restricted share plan 2020 | Performance share plan one | Without Market Condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares)	2,536,893
Fair value per share awarded (in euros per share) | € / shares	€ 82.36
Restricted share plan 2020 | Performance share plan one | With Market Condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares)	803,608
Fair value per share awarded (in euros per share) | € / shares	€ 76.11
Restricted share plan 2020 | Performance share plan two
Disclosure of classes of share capital [line items]
Service period	3 years
Total number of shares awarded (in shares)	73,027
Fair value of plan at the date of grant | €	€ 5
Restricted share plan 2020 | Performance share plan two | Without Market Condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares)	0
Fair value per share awarded (in euros per share) | € / shares	€ 0
Restricted share plan 2020 | Performance share plan two | With Market Condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares)	73,027
Fair value per share awarded (in euros per share) | € / shares	€ 63.18
Restricted share plan 2019
Disclosure of classes of share capital [line items]
Service period		3 years
Total number of shares awarded (in shares)		3,797,582
Fair value per share awarded (in euros per share) | € / shares		€ 67.90
Fair value of plan at the date of grant | €		€ 258
Restricted share plan 2018 | Performance share plan one
Disclosure of classes of share capital [line items]
Service period			3 years
Total number of shares awarded (in shares)			141,669
Fair value per share awarded (in euros per share) | € / shares			€ 64.35
Fair value of plan at the date of grant | €			€ 9
Restricted share plan 2018 | Performance share plan two
Disclosure of classes of share capital [line items]
Service period			3 years
Total number of shares awarded (in shares)			4,390,216
Fair value per share awarded (in euros per share) | € / shares			€ 56.59
Fair value of plan at the date of grant | €			€ 248